UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Money Market Fund

Quarterly portfolio holdings 6/30/18

Fund’s investments
As of 6-30-18 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
U.S. Government Agency 80.5%				$429,992,600
(Cost $429,992,600)
Federal Agricultural Mortgage Corp.	07-02-18	1.653	10,400,000	10,399,529
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.080%) (A)	11-30-18	1.922	6,157,000	6,157,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.100%) (A)	12-03-18	1.927	3,763,000	3,763,000
Federal Agricultural Mortgage Corp. (1 month LIBOR + 0.030%) (A)	08-17-18	1.961	5,220,000	5,221,229
Federal Agricultural Mortgage Corp. (1 month LIBOR) (A)	09-30-19	2.003	4,976,000	4,976,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.115%) (A)	12-28-18	2.014	5,212,000	5,212,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.060%) (A)	07-25-19	2.059	10,000,000	10,000,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.090%) (A)	01-07-19 to 02-20-19	1.961 to 2.021	8,305,000	8,305,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.050%) (A)	04-02-19 to 06-25-19	1.978 to 2.069	12,379,000	12,379,000
Federal Farm Credit Bank (1 month LIBOR + 0.095%) (A)	10-03-18	1.878	208,000	208,132
Federal Farm Credit Bank (Prime rate - 3.060%) (A)	04-25-19	1.896	2,600,000	2,601,492
Federal Farm Credit Bank (Prime rate - 3.120%) (A)	01-02-19	1.906	3,877,000	3,877,000
Federal Farm Credit Bank (Prime rate - 3.105%) (A)	04-10-19	1.926	2,030,000	2,029,921
Federal Farm Credit Bank (1 month LIBOR + 0.120%) (A)	11-13-18	1.931	1,273,000	1,274,243
Federal Farm Credit Bank (1 month LIBOR - 0.100%) (A)	08-08-18	1.933	780,000	780,019
Federal Farm Credit Bank (1 month LIBOR - 0.095%) (A)	12-03-18	1.935	3,000,000	2,999,968
Federal Farm Credit Bank (1 month LIBOR - 0.085%) (A)	05-30-19	1.951	2,165,000	2,164,331
Federal Farm Credit Bank (Prime rate - 3.075%) (A)	09-05-19	1.957	4,452,000	4,451,737
Federal Farm Credit Bank (1 month LIBOR + 0.065%) (A)	10-22-18	1.989	642,000	642,375
Federal Farm Credit Bank (3 month USBMMY + 0.050%) (A)	11-04-19	1.992	2,099,000	2,098,846
Federal Farm Credit Bank (3 month USBMMY + 0.150%) (A)	04-12-19	2.006	1,980,000	1,981,242
Federal Farm Credit Bank (1 month LIBOR - 0.040%) (A)	04-24-19	2.011	1,000,000	1,000,546
Federal Farm Credit Bank (3 month USBMMY + 0.085%) (A)	08-08-19	2.027	4,635,000	4,634,738
Federal Farm Credit Bank (1 month LIBOR + 0.180%) (A)	10-11-19	2.039	500,000	501,358
Federal Farm Credit Bank (1 month LIBOR + 0.190%) (A)	08-19-19	2.050	4,687,000	4,700,329
Federal Farm Credit Bank (1 month LIBOR - 0.135%) (A)	06-13-19	2.053	1,006,000	1,004,929
Federal Farm Credit Bank (1 month LIBOR - 0.055%) (A)	12-20-18	2.060	5,000,000	4,999,939
Federal Farm Credit Bank (Prime rate - 2.930%) (A)	10-29-19	2.099	1,886,000	1,886,000
Federal Farm Credit Bank (Prime rate - 2.910%) (A)	12-11-19	2.129	6,669,000	6,668,036
Federal Farm Credit Bank (3 month LIBOR - 0.035%) (A)	09-04-18	2.144	2,214,000	2,214,681
Federal Farm Credit Bank (3 month LIBOR - 0.030%) (A)	09-18-18	2.151	398,000	398,159
Federal Farm Credit Bank (3 month LIBOR - 0.130%) (A)	02-03-20	2.163	284,000	284,403
Federal Farm Credit Bank (3 month LIBOR - 0.170%) (A)	03-15-19	2.203	2,913,000	2,912,951
Federal Farm Credit Bank (3 month LIBOR - 0.180%) (A)	05-17-19	2.205	2,072,000	2,071,375
Federal Farm Credit Bank (3 month LIBOR + 0.040%) (A)	11-16-18	2.208	1,241,000	1,241,908
Federal Farm Credit Bank (1 month LIBOR + 0.140%) (A)	07-06-18 to 08-01-18	1.848 to 1.919	2,699,000	2,699,650
Federal Farm Credit Bank (Prime rate - 3.080%) (A)	06-27-19 to 09-13-19	1.947 to 1.952	4,934,000	4,933,852
Federal Farm Credit Bank (Prime rate - 3.020%) (A)	01-14-19 to 03-27-19	1.885 to 2.018	9,423,000	9,425,530
Federal Farm Credit Bank (1 month LIBOR + 0.130%) (A)	07-19-18 to 10-17-18	1.972 to 1.988	3,174,000	3,175,298
Federal Farm Credit Bank (1 month LIBOR - 0.080%) (A)	11-09-18 to 11-20-19	1.994 to 2.052	2,551,000	2,550,367
Federal Farm Credit Bank	07-05-18 to 04-16-19	1.453 to 2.218	37,907,000	37,783,374
Federal Home Loan Bank (1 month LIBOR - 0.140%) (A)	07-03-18	1.894	1,265,000	1,264,999
Federal Home Loan Bank (1 month LIBOR - 0.130%) (A)	07-20-18	1.920	5,095,000	5,095,163
Federal Home Loan Bank (1 month LIBOR - 0.080%) (A)	07-23-18	1.992	1,740,000	1,740,050
Federal Home Loan Bank (3 month LIBOR - 0.130%) (A)	09-14-18	2.128	1,500,000	1,500,333
Federal Home Loan Bank (3 month LIBOR - 0.163%) (A)	07-05-19	2.175	235,000	235,031
Federal Home Loan Bank (3 month LIBOR - 0.220%) (A)	07-09-18	2.181	1,220,000	1,219,989
Federal Home Loan Bank (3 month LIBOR - 0.120%) (A)	10-05-18	2.184	3,300,000	3,300,406
Federal Home Loan Bank (3 month LIBOR - 0.230%) (A)	02-13-19	2.209	540,000	539,819
Federal Home Loan Bank (3 month LIBOR - 0.160%) (A)	05-24-19 to 06-12-19	2.175 to 2.183	5,205,000	5,206,125
Federal Home Loan Bank	07-05-18 to 05-28-19	1.799 to 2.355	153,726,000	153,604,094
2	JOHN HANCOCK MONEY MARKET FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value
Federal Home Loan Mortgage Corp.	07-11-18 to 11-07-18	1.380 to 2.075	11,872,000	$11,861,510

Federal National Mortgage Association	07-02-18 to 01-30-19	1.679 to 2.177	31,880,000	31,837,250

Tennessee Valley Authority	07-03-18	1.866	25,981,000	25,978,344
U.S. Government 9.8%				$52,486,992
(Cost $52,486,992)
U.S. Treasury Bill	07-19-18 to 11-08-18	1.806 to 2.043	28,472,800	28,382,681

U.S. Treasury Note	08-31-18 to 09-15-18	1.879 to 1.932	24,143,800	24,104,311

	Par value^	Value
Repurchase agreement 9.4%		$50,000,000
(Cost $50,000,000)
Tri-Party Repurchase Agreement with Barclays Capital, Inc. dated 6-29-18 at 2.000% to be repurchased at $50,008,333 on 7-2-18, collateralized by $13,935,400 U.S. Treasury Notes, 1.875% due 3-31-22 (valued at $13,601,183, including interest) and $19,758,600 U.S. Treasury Inflation Indexed Bonds, 3.375% due 4-15-32 (valued at $37,407,372, including interest)	50,000,000	50,000,000
Total investments (Cost $532,479,592) 99.7%		$532,479,592
Other assets and liabilities, net 0.3%		1,442,414
Total net assets 100.0%		$533,922,006

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MONEY MARKET FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Securities in the fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant Net Asset Value per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	44Q1	06/18
This report is for the information of the shareholders of John Hancock Money Market Fund.		8/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 22, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 22, 2018